Segment Reporting - Information about Segments (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable segments | Segment		3
Segment Information [Abstract]
Revenue		$ 16,819,866	$ 13,063,560	$ 12,449,705
Cost of revenue		(9,614,778)	(7,229,913)	(7,264,428)
Sales and marketing expenses		(3,472,686)	(2,779,223)	(3,269,223)
Provision for credit losses		(776,937)	(633,942)	(513,690)
Operating segment (loss) income		1,452,989	1,060,882	(571,370)
Operating (loss) income		662,152	224,778	(1,487,508)
Non-operating income (loss), net		116,631	207,616	(13,025)
Income tax expense		(321,168)	(262,680)	(168,395)
Share of results of equity investees		(9,788)	(7,032)	11,156
Net (loss) income		447,827	162,682	(1,657,772)
Other Services [Member]
Segment Information [Abstract]
Revenue	[1]	126,307	131,281	61,869
Cost of revenue	[1],[2]	0	0	0
Sales and marketing expenses	[1],[2]	0	0	0
Provision for credit losses	[1],[2]	0	0	0
Other operating expenses	[1],[2],[3]	(170,210)	(188,009)	(314,031)
Operating segment (loss) income	[1]	(43,903)	(56,728)	(252,162)
Operating Segments [Member] | E-commerce [Member]
Segment Information [Abstract]
Revenue		12,415,231	9,000,848	7,288,677
Cost of revenue	[2]	(8,611,530)	(6,194,900)	(5,871,475)
Sales and marketing expenses	[2]	(2,966,084)	(2,510,693)	(2,328,636)
Provision for credit losses	[2]	0	0	0
Other operating expenses	[2],[3]	(977,048)	(845,725)	(1,101,926)
Operating segment (loss) income		(139,431)	(550,470)	(2,013,360)
Operating Segments [Member] | Digital Financial Services [Member]
Segment Information [Abstract]
Revenue		2,367,739	1,759,422	1,221,996
Cost of revenue	[2]	(348,424)	(279,745)	(254,058)
Sales and marketing expenses	[2]	(298,386)	(116,445)	(508,089)
Provision for credit losses	[2]	(771,407)	(630,300)	(494,622)
Other operating expenses	[2],[3]	(292,020)	(242,723)	(242,491)
Operating segment (loss) income		657,502	490,209	(277,264)
Operating Segments [Member] | Digital Entertainment [Member]
Segment Information [Abstract]
Revenue		1,910,589	2,172,009	3,877,163
Cost of revenue	[2]	(610,586)	(672,481)	(1,077,017)
Sales and marketing expenses	[2]	(117,556)	(104,721)	(268,061)
Provision for credit losses	[2]	0	0	0
Other operating expenses	[2],[3]	(203,626)	(216,936)	(560,669)
Operating segment (loss) income		978,821	1,177,871	1,971,416
Unallocated Expenses [Member]
Segment Information [Abstract]
Unallocated expenses	[4]	$ (790,837)	$ (836,104)	$ (916,138)

[1]	A combination of multiple business activities that does not meet the quantitative thresholds to qualify as reportable segments are grouped together as “Other Services”.
[2]	The significant expenses categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	Other operating expenses for e-commerce and digital entertainment include general and administrative expenses, research and development expenses, provision for credit losses and other operating income. Other operating expenses for digital financial services include general and administrative expenses, research and development expenses and other operating income.
[4]	Unallocated expenses are mainly related to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the CODM as part of segment performance.